Accounts Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivables, Net

Accounts receivables, net consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	US$
Accounts receivables	8,144,307	67,775,993	8,644,897
Less: allowance for credit losses accounts	–	–	–
Accounts receivables, net	8,144,307	67,775,993	8,644,897

Schedule of Accounts Receivables, Net of Allowance for Doubtful Accounts, Based on the Invoice Date

As of the end of each of the financial year, the aging analysis of accounts receivables, net of allowance for credit losses accounts, based on the invoice date is as follows:

	As of March 31,
	2025	2026	2026
	HKD	HKD	US$
Within 30 days	8,144,307	56,523,573	7,209,639
Within 31 to 60 days	–	-	-
Within 61 to 90 days	–	923,400	117,781
Over 90 days	–	10,329,020	1,317,477
Total accounts receivables, net	8,144,307	67,775,993	8,644,897